Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of basic and diluted net income (loss) per ordinary share
	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Class A Ordinary Shares subject to possible redemption
Numerator: Earnings allocable to Class A ordinary subject to possible redemption
Interest earned and unrealized gains (losses) on marketable securities held in Trust Account	$1,565	$12,635	$3,113	$450,996
Net income allocable to Class A ordinary shares subject to possible redemption	$1,565	$12,635	$3,113	$450,996
Denominator: Weighted Average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	6,729,062	7,120,317	6,683,183	6,905,415
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption	$0.00	$0.00	$0.00	$0.07

Non-Redeemable Ordinary Shares
Numerator: Net (loss) income minus Net Earnings allocable to Class A ordinary shares subject to possible redemption
Net (loss) income	$(4,992,397)	$(550,146)	$(4,061,681)	$4,191,660
Less: Net (loss) income allocable to Class A ordinary shares subject to possible redemption	(1,565)	(12,635)	(3,113)	(450,996)
Non-Redeemable Net loss	$(4,993,962)	$(562,781)	$(4,064,794)	$3,740,664
Denominator: Weighted Average Non-redeemable ordinary shares
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	3,403,438	3,012,183	3,449,317	3,227,085
Basic and diluted net loss per share, Non-redeemable ordinary shares	$(1.47)	$(0.19)	$(1.18)	$1.16

	Year Ended December 31, 2020	For the Period from October 2, 2019 (Inception) Through December 31, 2019
Class A Ordinary Shares subject to possible redemption
Numerator: Earnings allocable to Class A ordinary subject to possible redemption
Interest earned on marketable securities held in Trust Account	$427,950	$30,072
Net income allocable to Class A ordinary shares subject to possible redemption	$427,950	$30,072
Denominator: Weighted Average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	6,932,496	6,460,450
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption	$0.06	$0.00

Non-Redeemable Ordinary Shares
Numerator: Net Loss minus Net Earnings
Net loss	$(109,449)	$(534,344)
Less: Net income allocable to Class A ordinary shares subject to possible redemption	(427,950)	(30,072)
Non-Redeemable Net Loss	$(537,399)	$(564,416)
Denominator: Weighted Average Non-redeemable ordinary shares
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	3,200,004	2,112,827
Basic and diluted net loss per share, Non-redeemable ordinary shares	$(0.17)	$(0.27)